ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.3%
ENERGY 1.4%
Energy Related 1.4%
American Vanguard	45,000	630
Total Energy		630
HARDWARE 13.3%
Consumer Electronics 1.5%
International Displayworks (1)	110,000	701
		701
Enterprise Hardware 11.8%
Avid Technology (1)	27,000	983
BTU International (1)	34,000	409
FEI (1)	57,000	1,203
Harman International	7,000	584
National Instruments	17,000	465
Neoware (1)	55,000	747
Orbotech (1)	27,000	640
Rackable Systems (1)	13,000	356
		5,387
Total Hardware		6,088
HEALTH CARE 2.8%
Healthcare Services 0.2%
Gen-Probe (1)	2,000	94
		94
Medical Devices 2.6%
Nxstage Medical (1)	24,200	212
ResMed (1)	6,000	242
Respironics (1)	7,000	270
Senomyx (1)	31,500	484
		1,208
Total Health Care		1,302
IT SERVICES 1.0%
IT Services 1.0%
Equinix (1)	7,300	439
Total IT Services		439
MEDIA 12.3%
Gaming 1.7%
WMS Industries (1)	27,000	789
		789
Internet 10.6%
CNET Networks (1)	81,500	781
Digitas (1)	28,800	277
Google, Class A (1)	1,300	522
LivePerson (1)	185,000	993
Marchex, Class B (1)	29,000	445
The Knot (1)	32,500	719
Yahoo! (1)	45,000	1,138
		4,875
Total Media		5,664
SEMICONDUCTORS 23.1%
Analog Semiconductors 4.2%
AMIS Holdings (1)	50,000	475
Intersil Holding, Class A	16,000	393
Maxim Integrated Products	20,000	561
Semtech (1)	40,000	510
		1,939
Digital Semiconductors 13.6%
Conexant Systems (1)	350,000	700
Integrated Device Technology (1)	103,000	1,654
ON Semiconductor (1)	110,000	647
PMC-Sierra (1)	150,000	891
Silicon Laboratories (1)	19,000	589
Spansion, Class A (1)	42,000	700
Xilinx	47,000	1,032
		6,213
Semiconductor Capital Equipment 5.3%
Cymer (1)	9,700	426
Entegris (1)	75,000	818
Gsi Group (1)	17,900	167
MEMC Electronic Materials (1)	12,000	440
Ultra Clean (1)	55,000	588
		2,439

Total Semiconductors		10,591
SOFTWARE 33.6%

Applications Software 18.1%
Adobe Systems (1)	16,000	599
aQuantive (1)	14,000	331
Bottomline Technologies (1)	55,000	537
Digital River (1)	21,000	1,073
LookSmart (1)	200,000	588
NAVTEQ (1)	27,500	718
RightNow Technologies (1)	55,000	859
Ultimate Software Group (1)	33,000	776
Verint Systems (1)	32,000	962
Vocus (1)	15,000	237
WebSideStory (1)	79,800	1,054
Wind River Systems (1)	55,000	589
		8,323
Consumer Software 2.1%
DIVX (1)	2,700	64
Take-Two Interactive Software (1)	32,000	456
THQ (1)	15,000	438
		958
Enterprise Software 0.5%
Sunpower (1)	8,000	222
		222
Infrastructure Software 1.7%
Red Hat (1)	38,000	801
		801
Systems Software 5.4%
Cogent (1)	48,000	659
McAfee (1)	22,000	538
Motive (1)	75,000	173
Quest Software (1)	33,000	471
VeriSign (1)	18,000	364
Websense (1)	12,000	259
		2,464
Technical Software 5.8%
24/7 Media (1)	120,000	1,025
Innerworkings (1)	11,600	136
PDF Solutions (1)	35,000	384
Taleo, Class A (1)	71,100	719
Virage Logic (1)	45,000	410
		2,674
Total Software		15,442
TELECOM EQUIPMENT 7.0%
Wireless Equipment 1.1%
Intermec (1)	20,000	527
		527
Wireline Equipment 5.9%
Catapult Communications (1)	47,000	393
Finisar (1)	134,000	486
Garmin	7,000	341
IXIA (1)	25,000	223
Juniper Networks (1)	66,000	1,141
Riverbed Technology (1)	6,500	127
		2,711
Total Telecom Equipment		3,238
TELECOM SERVICES 2.8%
Wireless - Domestic 2.8%
Crown Castle International (1)	37,000	1,304
Total Telecom Services		1,304

Total Common Stocks (Cost $46,386)		44,698
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Investment Fund
5.17% (2)(3)	921,708	922
Total Short-Term Investments (Cost $922)		922

Total Investments in Securities
99.3% of Net Assets (Cost $47,308)		$45,620

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Developing Technologies Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $47,308,000. Net unrealized loss aggregated $1,688,000 at period-end, of which $4,437,000 related to appreciated investments and $6,125,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $39,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $922,000 and $1,107,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006